SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.	12 Months Ended
Dec. 31, 2013
SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2013

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

BALANCE SHEETS

	December 31,
	2012	2013
Assets
Current assets:
Cash and cash equivalents	1,539	5,246
Restricted cash	—	2,837
Dividends receivable	5,774	5,953
Other current assets	2,357	10,897

Total current assets	9,670	24,933

Non-current assets:
Investment in subsidiaries	568,879	711,157
Other non-current assets	41	—

Total assets	578,590	736,090

Liabilities and equity
Current liabilities:
Accrued liabilities	311	302
Other tax payable	43	239
Other current liabilities	13	800

Total current liabilities	367	1,341

Total liabilities	367	1,341

Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2012 and 2013; 570,489,352 and 572,270,834 issued and outstanding as of December 31, 2012 and 2013, respectively)	11,222	11,445
Additional paid-in capital	331,715	353,173
Accumulated deficit	188,604	303,171
Accumulated other comprehensive income	46,682	66,960

Total equity	578,223	734,749

Total liabilities and equity	578,590	736,090

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2012 AND 2013

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2011	2012	2013
Operating expenses:
Selling and marketing expenses	—	—	(730)
General and administrative expenses(1)	(11,473)	(14,441)	(15,150)

Operating loss	(11,473)	(14,441)	(16,240)
Equity in earnings of subsidiaries	90,212	96,284	117,339
Other income, net	2,685	4,947	13,862
Interest expense	(445)	(985)	(405)
Interest income	—	9	11

Income before income taxes	80,979	85,814	114,567
Income tax expense	—	770	—

Net income	80,979	86,584	114,567

Other comprehensive income: Equity in other comprehensive income of unconsolidated subsidiaries	18,807	1,358	15,795
Unrealized gains on available-for-sale securities	—	—	4,482

Comprehensive income	99,786	87,942	134,844

Note(1):	General and administrative expenses include $3.5 million, $3.7 million and $3.7 million of share-based compensation expense for the years ended December 31, 2011, 2012 and 2013, respectively. These amounts have been classified as cost of revenues in the consolidated statements of comprehensive income for WuXi PharmaTech (Cayman) Inc.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2012 AND 2013

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF CHANGES IN EQUITY

	Ordinary		Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income	Total’ Equity
	Shares	Amount
Balance as of January 1, 2011	560,972,080	11,219	332,913	22,180	26,518	392,830
Issuance of ordinary shares pursuant to share option plan	9,517,272	191	1,446	—	—	1,637
Share-based compensation expense	—	—	11,473	—	—	11,473
Currency translation adjustment	—	—	—	—	18,807	18,807
Net income	—	—	—	80,979	—	80,979

Balance as of December 31, 2011	570,489,352	11,410	345,832	103,159	45,325	505,726
Issuance of ordinary shares pursuant to share option plan	7,743,594	155	1,225	—	—	1,380
Share-based compensation expense	—	—	14,314	—	—	14,314
Conversion of convertible bond	22,771,021	455	35,409	—	—	35,864
Repurchase of ordinary shares issued for convertible notes	(22,771,021)	(455)	(35,409)	(1,139)	—	(37,003)
Repurchase of ordinary shares	(17,111,944)	(343)	(29,657)	—	—	(30,000)
Currency translation adjustment	—	—	—	—	1,358	1,358
Net income	—	—	—	86,584	—	86,584

Balance as of December 31, 2012	561,121,002	11,222	331,714	188,604	46,683	578,223
Issuance of ordinary shares pursuant to share option plan	11,640,112	233	4,717	—	—	4,950
Share-based compensation expense	—	—	17,895	—	—	17,895
Repurchase of ordinary shares	(490,280)	(10)	(1,153)			(1,163)
Currency translation adjustment	—	—	—	—	15,795	15,795
Unrealized gains on available-for-sale securities	—	—	—	—	4,482	4,482
Net income	—	—	—	114,567	—	114,567

Balance as of December 31, 2013	572,270,834	11,445	353,173	303,171	66,960	734,749

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2012 AND 2013

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF CASH FLOW

	Year Ended December 31,
	2011	2012	2013
Operating activities:
Net income	80,979	86,584	114,567
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	10,227	13,329	15,513
Equity in earnings of subsidiaries	(90,212)	(96,284)	(117,338)
Loss (gain) on forward contracts marked to market	1,199	(2,460)	(7,722)
Changes in assets and liabilities:
Other current assets	(163)	210	(34)
Other non-current assets	74	74	42
Other current liabilities	—	(770)	—
Other taxes payable	59	(243)	196
Accrued liabilities	(269)	(183)	(9)

Net cash provided by operating activities	1,894	257	5,215

Investing activities:
Long-term investments in subsidiaries	(32,012)	(11,275)	(9,067)
Dividends received from subsidiaries	5,000	43,183	—
Increase of restricted cash related to share repurchases	—	—	(2,837)
Intercompany loan received from subsidiaries	—	53,016	6,610

Net cash provided by (used in) investing activities	(27,012)	84,924	(5,294)

Financing activities:
Repayment of short-term bank borrowings	—	(20,000)	—
Proceeds from short-term bank borrowings	20,000	—	—
Proceeds from exercise of share options	1,637	1,381	4,949
Repurchase of ordinary shares issued for convertible notes	—	(37,003)	—
Repurchase of ordinary shares	—	(30,000)	(1,163)

Net cash provided by (used in) financing activities	21,637	(85,622)	3,786

Net increase (decrease) in cash and cash equivalents	(3,481)	(441)	3,707
Cash and cash equivalents at beginning of year	5,461	1,980	1,539

Cash and cash equivalents at end of year	1,980	1,539	5,246

Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received	40,634	—	—

Note to Schedule 1

1) Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

2) The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3) Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

4) As of December 31, 2011, 2012 and 2013, there were no material contingencies, mandatory dividend or redemption requirements of redeemable stock or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statement.

5) For the year ended December 31, 2011, $31.1 million and $13.8 million in dividends were declared payable to the Company by WXAT and WASH, respectively, and $5.0 million in cash dividends were paid to the Company by WXAT. For the year ended December 31, 2012, $25.3 million and $17.9 million in cash dividends were paid to the Company by WXAT and WASH, respectively.